Annual Total Returns[BarChart] - Invesco Active Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.14%)	13.13%	21.64%	4.31%	(1.12%)	4.35%	19.37%	(9.66%)	23.28%	13.04%